Document and Entity Information	6 Months Ended
Apr. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	TIAN RUIXIANG Holdings Ltd
Entity Central Index Key	0001782941
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false